Business combination (Tables)	12 Months Ended
Dec. 31, 2014
Chengdu Ye Net Science and Technology Development Co., Ltd. (Ye Net)
Business combination disclosures
Allocation of purchase price

	RMB (in thousands)	Weighted average amortization period at the acquisition date (in years)
Intangible assets
Completed game	2,860	2.75
IPR&D	2,120	Note 3(13)
Trade name and domain name	1,380	Indefinite
Other identifiable tangible assets and liabilities	19,672

Identifiable net assets acquired (a)	26,032

Cash consideration (b)	3,000
Previously held equity interest on acquisition date (c)	15,170
Non-controlling interest (d)	8,090

Goodwill (b+c+d–a)	228
Goodwill arising from deferred tax liabilities attributed to intangible asset appreciation	1,591

Goodwill	1,819

Unknown Worlds
Business combination disclosures
Allocation of purchase price

	RMB (in thousands)	Weighted average amortization period at the acquisition date (in years)
Intangible assets
Completed game	7,410	1.9
Other identifiable tangible assets and liabilities	11,941

Identifiable net assets acquired (a)	19,351

Cash consideration (b)	5,099
Previously held equity interest on acquisition date (c)	17,039
Non-controlling interest (d)	12,084

Goodwill (b+c+d–a)	14,871
Goodwill arising from deferred tax liabilities attributed to intangible asset appreciation	3,444

Goodwill	18,315

Wuhu Huitian Shengshi Network Technology Co., Ltd. (Wuhu Huitian)
Business combination disclosures
Allocation of purchase price

	RMB (in thousands)	Weighted average amortization period at the acquisition date (in years)
Net tangible assets acquired	6,493
Identifiable intangible assets:
Customer relationships	18,220	3
Non-compete agreements	1,700	3
Trade name, domain name and license	50,700	Indefinite

Identifiable net assets acquired (a)	77,113
Cash consideration paid (b)	153,000
Cash consideration payable (c)	102,000

Goodwill (b)+(c)–(a)	177,887
Goodwill arising from deferred tax liabilities attributed to intangible asset appreciation	9,088

Goodwill	186,975

Fuzhou Online Game Information Technology Co., Ltd. (Fuzhou Online Game)
Business combination disclosures
Allocation of purchase price

	RMB (in thousands)	Weighted average amortization period at the acquisition date (in years)
Net tangible assets acquired	14,485
Identifiable intangible assets:
Trade name & domain name	5,300	Indefinite
Non-compete agreements	3,560	5
Customer relationships	3,470	6.5

Identifiable net assets acquired (a)	26,815
Total consideration (b)	48,248

Goodwill (b–a)	21,433
Goodwill arising from deferred tax liabilities attributed to intangible asset appreciation	3,083

Goodwill	24,516